Statements of Operations (periods ending March 31, 2013 Unaudited) (USD $)	3 Months Ended			6 Months Ended		9 Months Ended	12 Months Ended	18 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2011	Mar. 31, 2013	Mar. 31, 2012	Sep. 30, 2012	Sep. 30, 2012	Mar. 31, 2013
Operating expenses
General and administrative	$ 260,401	$ 35,790		$ 348,769	$ 37,133			$ 420,946
Research and development	4,819			27,537				33,705
Total operating expenses	265,220	35,790	(943)	376,306	37,133	(74,203)	(75,146)	454,651
Loss from operations	(265,220)	(35,790)	(943)	(376,306)	(37,133)	(74,203)	(75,146)	(454,651)
Other income (expense)
Other income				15,000				15,000
Interest expense	(2,864)	(66)		(4,221)	(66)	(3,455)	(3,455)	(7,676)
Total other income (expense)	(2,864)	(66)	(943)	10,779	(66)	(77,658)	(78,601)	7,324
Income taxes			400			1,200	1,600	1,600
Net loss	$ (268,084)	$ (35,856)	$ (1,343)	$ (365,526)	$ (37,199)	$ (78,858)	$ (80,201)	$ (445,727)
Loss per common share-basic and diluted	$ 0.00	$ 0.00	$ 0.000	$ 0.00	$ 0.00	$ (0.001)	$ (0.001)
Weighted average number of common shares outstanding-basic and diluted	91,228,333	19,175,824	20,000,000	90,768,104	20,000,000	65,380,051	57,629,562